RELATED PARTIES	3 Months Ended
Mar. 31, 2026
Athena Technology Solutions Holdings, LLC [Member]
Related Party Transaction [Line Items]
RELATED PARTIES
NOTE 6. RELATED PARTIES
Variable Interest Entity
In 2022 the Company entered into an arrangement with a VIE to lease an aircraft, for the purpose of performing specified R&D activities. The VIE is a related party because it is owned by management or members of the Company. The Company concluded that it held an implicit variable interest in the entity through the rental agreement and that it met the requirements for consolidation pursuant to the VIE sub-sections
of ASC 810, Consolidation. The Company consolidated the VIE because it is the primary beneficiary, having the power to direct the activities that most significantly affect the VIE’s economic performance. Additionally, the Company has the obligation to absorb losses that could be significant to the VIE through implied obligations resulting from the lease arrangement, specifically the indeterminate nature of the lease term, and the nature of the related party relationship. The VIE’s principal asset, the aircraft, can only be used to settle the obligations of the VIE.
The original lease term was
1-year
with automatic
6-month
renewal options thereafter. During 2025, the Company and the VIE agreed that the lease term will expire on March 31, 2026 but will automatically renew for successive
6-month
terms, unless either party provides written termination notice. On March 31, 2026, the lease term automatically renewed for a
6-month
term. The lease may be terminated by either party at any time, for any reason. The lease does not contain a residual value guarantee and the Company is not obligated to provide any financial support to the VIE other than the lease payments. The Company does not have an equity interest in the VIE. As a result, the non-controlling
interest reported in the Company’s consolidated balance sheets represents the net assets of the VIE, and the net income of the VIE is reported in the Company’s consolidated statements of operations as being attributable to the non-controlling
interest. Total payments made to the VIE were approximately $0.1 million during the three months ended March 31, 2026 and 2025. Total costs related to the lease, which were eliminated in consolidation, were $0.1 million during the three months ended March 31, 2026 and 2025. The Company did not make any payments to the VIE that were not a result of the lease arrangement. The VIE made distributions totaling $0.1 million to its members during the three months ended March 31, 2026 and 2025.

As a result of the aircraft becoming available to sell in its present condition in October 2025 and all of the other held for sale criteria having been met, the aircraft was determined to be held for sale for accounting purposes. Accordingly, during October 2025, the Company reclassified the aircraft from property and equipment to asset held for sale in the Company’s consolidated balance sheet as of December 31, 2025 and ceased depreciation. No loss was recognized to measure the aircraft at the lower of its carrying value or fair value less costs to sell. The Company’s condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025 include the below assets of the VIE.
The VIE did not have any outstanding obligations as of March 31, 2026 or December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$202	$205
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)	4,376	4,376

Total assets	$4,578	$4,581

Depreciation expense related to the aircraft held for sale was $0 and $0.1 million for the three months ended March 31, 2026 and 2025, respectively.
Related-Party Leases
The Company has certain leases whereby it rents warehouse and hangar space with entities owned by management or members of the Company. These leases range in terms from month-to-month
agreements, to having expiration dates through March 2028. Total payments made to these related parties were approximately $0.4 million during the three months ended March 31, 2026 and 2025. Total lease cost related to these leases was $0.4 million during the three months ended March 31, 2026 and 2025.
The following table presents the ROU assets and lease liabilities recognized as of March 31, 2026 and December 31, 2025 related to these leases with related parties (in thousands):

	March 31, 2026	December 31, 2025
Operating lease ROU assets	$1,927	$2,188
Operating lease liabilities	1,037	1,070
Operating lease liabilities, net of current portion	996	1,228
Series A Preferred Units
During the three months ended March 31, 2026, the Company entered into two Unit Purchase Agreements with Radz Capital AEVEX Holdings Inc., pursuant to which the Company issued 15,342 Series A preferred units under the LLC Operating Agreement for aggregate cash proceeds of $15.3 million. The transactions closed during the three months ended March 31, 2026. Mr. Raduenz, Executive Chairman of the Company, is the President of Radz Capital AEVEX Holdings Inc. The $15.3 million fair value at issuance (net of $25 thousand of issuance costs) was allocated between the Series A preferred units and the derivative liability, with the net proceeds first allocated to the derivative at its estimated fair value of $3.1 million and the remainder of $12.2 million was allocated to the Series A preferred units. Refer to Note 11, Series A Preferred Units, for further discussion.